SERIES B MANDATORILY REDEEMABLE PREFERRED STOCK	12 Months Ended
Dec. 31, 2020
Series B Mandatorily Redeemable Preferred Stock
SERIES B MANDATORILY REDEEMABLE PREFERRED STOCK

9. SERIES B MANDATORILY REDEEMABLE PREFERRED STOCK

During the year ended December 31, 2019, the Company redeemed all of its remaining 16,900 shares of its Series B Preferred Stock for $16.9 million. As of December 31, 2020 and December 31, 2019, no Series B Preferred Stock remained issued or outstanding. Amortization expense of $0.1 million was included in interest expense for the year ended December 31, 2019, and no related amortization expense was incurred during the year ended December 31, 2020 in the accompanying condensed consolidated statements of operations. There were no unamortized deferred costs as of December 31, 2020 and 2019.